Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	SpringBig Holdings, Inc.
Entity Central Index Key	0001801602
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false